Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	257,000	395,147	704,818
Exercised	(225,000)	(138,147)	(226,853)
Forfeited	0	0	(82,818)
Outstanding Ending balance	32,000	257,000	395,147
Outstanding Beginning balance	$ 1.09	$ 1.13	$ 1.14
Exercised	1.1	0.94	0.78
Forfeited	0	0	1.43
Outstanding Ending balance	$ 1.02	$ 1.09	$ 1.13